Fees Summary	Jun. 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	8,147.90
Total Transaction Valuation	59,000,000.00
Total Offset Amount	0.00
Net Fee	$ 8,147.90
Offering Table N/A
Offset Table N/A	N/A